FINANCIAL RISK MANAGEMENT AND FINANCIAL INSTRUMENTS - Changes in Fair Value of Derivatives (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	CAD 1,094	CAD 1,659	CAD 2,080
Proceeds received from settlement of derivatives	(13,215)	(12,285)
Payment on derivatives entered	13,321	12,237
(Decrease) increase in fair value of derivatives	(671)	(373)
Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(23)	0	0
Derivative financial assets	1,129	1,683
Proceeds received from settlement of derivatives	(12,002)	(11,167)
Payment on derivatives entered	12,081	11,159
(Decrease) increase in fair value of derivatives	(102)	8
Equity derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	68	8	(15)
Proceeds received from settlement of derivatives	(6)	(2)
Payment on derivatives entered	0	0
(Decrease) increase in fair value of derivatives	66	25
Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial assets	1,152	1,683	2,028
Proceeds received from settlement of derivatives	0	0
Payment on derivatives entered	0	0
(Decrease) increase in fair value of derivatives	(531)	(345)
Cash flow hedges | Bond forward
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(64)	(51)	(91)
Proceeds received from settlement of derivatives	0	0
Payment on derivatives entered	0	53
(Decrease) increase in fair value of derivatives	(13)	(13)
Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(39)
Derivative financial assets		19	CAD 158
Proceeds received from settlement of derivatives	(1,207)	(1,116)
Payment on derivatives entered	1,240	1,025
(Decrease) increase in fair value of derivatives	(91)	(48)
Before Offset Amount
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(280)	(140)
Derivative financial assets	1,374	1,799
Before Offset Amount | Cash flow hedges | Debt derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(149)	(68)
Derivative financial assets	1,301	1,751
Before Offset Amount | Cash flow hedges | Expenditure derivatives
Disclosure of detailed information about financial instruments [line items]
Derivative financial liabilities	(44)	(21)
Derivative financial assets	CAD 5	CAD 40